UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01447

                            WPG Large Cap Growth Fund
               (Exact name of registrant as specified in charter)

                                909 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Joseph Reardon
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               New York, NY 10022
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-908-9882

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.









                                   c/o ROBECO

                        WEISS, PECK & GREER INVESTMENTS




                           M U T U A L     F U N D S


                                  ANNUAL REPORT
                               DECEMBER 31, 2004


                                 WPG TUDOR FUND
                            WPG LARGE CAP GROWTH FUND
                               WPG CORE BOND FUND









                                909 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

        Average Annual Total Returns . . . . . . . . . . . . . . . . . . . . . 1

        Major Portfolio Changes - Equity Funds . . . . . . . . . . . . . . . . 3

        Ten Largest Holdings . . . . . . . . . . . . . . . . . . . . . . . . . 4

        Disclosure of Fund Expenses . . . . . . . . . . . . . . . . . . . . .  5

        Schedules of Investments:

                WPG Tudor Fund . . . . . . . . . . . . . . . . . . . . . . . . 6

                WPG Large Cap Growth Fund . . . . . . . . . . . . . . . . . .  8

                WPG Core Bond Fund . . . . . . . . . . . . . . . . . . . . .  10

        Statements of Assets and Liabilities . . . . . . . . . . . . . . . .  14

        Statements of Operations . . . . . . . . . . . . . . . . . . . . . .  15

        Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . 16

        Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . 17

        Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .  23

        Report of Independent Registered Public Accounting Firm . . . . . . . 25

        Information on Trustees . . . . . . . . . . . . . . . . . . . . . . . 26

        Additional Information - Unaudited . . . . . . . . . . . . . . . . .  27


CONSERVATIVE            TUDOR
                        OBJECTIVE: Capital appreciation.




AGGRESSIVE              LARGE CAP GROWTH
                        OBJECTIVE: Long-term growth of capital.




                        CORE BOND
                        OBJECTIVE: High current income consistent with capital
                                   preservation.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

TUDOR FUND

For the year the fund returned 19.4%, compared to the Russell 2000 Value Index that returned 22.3%. The modest relative underperformance during the year was attributable to several factors. The fund was positioned with a conservative bias given our concern of many valuation levels and fundamentals within the market and small cap sector. More specifically, the fund was underweight in basic materials and financials, which were strong sectors during the year and also generated a significant amount of yield. Lastly, several of our larger positions had difficult performance during the year; nonetheless we remain confident and have continued to build many of these positions. Heading into 2005, we believe the backdrop for small cap securities is more neutral. The sector has enjoyed five years of relative strength as well as strong absolute returns. Valuation levels appear rich in many areas. The economic backdrop, and weakening dollar, should provide some challenges for small caps. We believe we could be in a largely sideways market with continued volatility. We have positioned the fund accordingly and believe our investment strategy would perform well in such an environment.

                               VALUE ON 12/31/04
                      $10,000 INVESTMENT MADE ON 12/31/94

                                                       Russell
                                                        2000
                    Years      Tudor                    Value
                    -----      -----                    -----
                     2004     $24,580                  $41,046
                     2003     $20,595                  $33,577
                     2002     $14,167                  $22,993
                     2001     $19,170                  $25,959
                     2000     $22,495                  $22,766
                     1999     $23,728                  $18,536
                     1998     $14,534                  $18,815
                     1997     $18,640                  $20,113
                     1996     $16,776                  $15,262
                     1995     $14,118                  $12,575


                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                1 YEAR          5 YEARS         10 YEARS
                                ------          -------         --------
TUDOR* . . . . . . . . . . . .  19.35%           0.71%            9.41%

Russell 2000 Value Index. . . . 22.25%          17.23%           15.17%

* The Fund changed its investment strategy from growth to value in September
  2003.



LARGE CAP GROWTH FUND

Following a meager return generated in the first half of 2004 and a difficult summer and fall, the US equity markets came alive after the Presidential election resolved uncertainty and oil prices declined. The strong finish raised the second-half total return of the Russell 1000 Growth Index to 3.5%, bringing the full year total return to 6.3%. For the year, the major outperforming sectors in the Russell 1000 Growth Index were Energy and Utilities, while Technology and Healthcare delivered the worst performance.

The strong outperformance delivered in the fourth quarter was not enough to offset poor relative performance in the second and third quarters. As a result, the Fund underperformed the Russell 1000 Growth Index by 2.5% this year. Despite the continued strong predictive power of the WPG Large Cap Growth Equity model and an effective risk strategy, stock selection decisions by the portfolio management team in the second and third quarters lead to the poor relative performance this year. Predictive power came from both valuation and earnings momentum/growth factors. BOOK TO PRICE, CASHFLOW TO PRICE and ESTIMATE REVISIONS (BOTH DOWNWARD AND UPWARD) made strong contributions during the first half, while SHARE BUYBACKS and FORECAST EARNINGS TO PRICE factors hurt performance.

                                VALUE ON 12/31/04
                       $10,000 INVESTMENT MADE ON 12/31/94


                                           Large       Russell
                                            Cap         1000
                                           Growth      Growth
                    YEARS                   Fund        Index
                    -----                   ----        -----
                     2004                  $25,075     $24,995
                     2003                  $24,152     $23,514
                     2002                  $18,313     $18,123
                     2001                  $25,290     $25,130
                     2000                  $31,792     $31,580
                     1999                  $32,336     $40,708
                     1998                  $28,696     $30,571
                     1997                  $22,504     $22,040
                     1996                  $16,515     $16,891
                     1995                  $13,273     $13,719




                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                 1 YEAR         5 YEARS         10 YEARS
                                 ------         -------         --------
LARGE CAP GROWTH . . . . . . . . 3.82%          -4.96%            9.63%

Russell 1000 Growth Index . . .  6.30%          -9.29%            9.59%

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

CORE BOND FUND

The portfolio outperformed its benchmark by 4 basis points for the year, returning 4.38% vs. 4.34% for the Lehman Brothers Aggregate Index. Positioning within the corporate and mortgage backed sectors provided the largest positive impact on performance. Corporates continued to provide attractive returns versus other fixed income asset classes and the portfolio benefited from a modestly overweight position in corporates throughout the year. Outperformance within the mortgage sector can be attributed to opportunistic underweighting/overweighting of the sector. Mortgages outperformed treasuries for the year but traded treasury market directional for most of the year. Yield curve positioning provided a modest positive impact on performance. The portfolio was underweight in the short and intermediate portions of the yield curve at certain points throughout the year and benefited from a flattening of the yield curve which occurred as the Federal Reserve began raising interest rates. Overweights in the asset-backed and commercial mortgage backed securities sectors also provided modest outperformance. The portfolio's agency position modestly detracted from performance as agency spreads were under pressure at certain points during the year as a result of negative headlines and due to Office of Federal Housing Enterprise Oversight's investigation of FNMA in the third quarter. Lastly, the portfolio's Treasury Inflation Protected Securities position had a minimal impact on performance.


                                VALUE ON 12/31/04
                       $10,000 INVESTMENT MADE ON 12/31/94


                                             Core                  Lehman
                                             Bond                 Aggregate
                     YEARS                   Fund                   Index
                     -----                   ----                   -----
                     2004                  $20,323                 $21,039
                     2003                  $19,471                 $20,164
                     2002                  $18,536                 $19,369
                     2001                  $16,719                 $17,567
                     2000                  $15,249                 $16,199
                     1999                  $13,780                 $14,512
                     1998                  $13,796                 $14,632
                     1997                  $12,627                 $13,463
                     1996                  $11,761                 $12,278
                     1995                  $11,325                 $11,847





                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                 1 YEAR         5 YEARS         10 YEARS
CORE BOND . . . . . . . . . . .  4.38%           8.08%           7.35%

Lehman Aggregate Index. . . . .  4.34%           7.71%           7.72%



---------------
Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower than average price-to-book ratios and lower than average forecasted growth values. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $4.4 billion that have higher than average price-to-book ratios and higher than average forecasted growth values. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues.

WEISS, PECK & GREER MUTUAL FUNDS - UNAUDITED

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - QUARTER ENDING DECEMBER 31, 2004

TUDOR FUND                                       LARGE CAP GROWTH FUND

  ADDITIONS                                        ADDITIONS
  ---------                                        ---------
  D & K Healthcare Resources, Inc.                 Ameritrade Holding Corp.
  Dycom Industries, Inc.                           ASML Holding NV
  Gold Kist, Inc.                                  Boston Scientific Corp.
  GrafTech International Ltd.                      Crown Castle International Corp.
  International Shipping Enterprises, Inc.         Freddie Mac
  Lifetime Hoan Corp.                              Freescale Semiconductor Inc., Cl A
  Multimedia Games, Inc.                           Freescale Semiconductor Inc., Cl B
  Synergy Financial Group, Inc.                    Gilead Sciences, Inc.
  UAP Holding Corp.                                Tyson Foods Inc.
  webMethods, Inc.

  DELETIONS                                        DELETIONS
  ---------                                        ---------
  Bunge Limited                                    Applied Materials, Inc.
  Dave & Buster's Inc.                             Fairchild Semiconductor International
  Durect Corporation                               Fannie Mae
  Magellan Health Services, Inc.                   ImClone Systems Inc.
  MIM Corp.                                        iShares Trust - Russell 1000G
  Network Equipment Tech Inc.                      Merck & Co., Inc.
  Pinnacle Systems, Inc.                           Mircron Technology, Inc.
  Prime Medical Services, Inc.                     Nextel Communications
  Provide Commerce                                 Pepsi Bottling Group
  Sunterra Corporation

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AS OF DECEMBER 31, 2004*

                                            PERCENT                                                       PERCENT
                                  VALUE     OF NET                                                VALUE   OF NET
TUDOR FUND                        (000'S)   ASSETS        LARGE CAP GROWTH FUND                   (000'S) ASSETS
---------------------------------------------------       ------------------------------------------------------
IDT Corp. .....................   $1,757     3.0%          Johnson & Johnson .................   $1,394     5.3%
Newpark Resources, Inc. .......    1,713     3.0%          Home Depot, Inc. ..................      867     3.3%
MDC Partners, Inc. ............    1,559     2.7%          Dell Computer Corp. ...............      843     3.2%
First Consulting Group ........    1,444     2.5%          Anheuser-Busch Companies, Inc. ....      761     2.9%
Applica, Inc. .................    1,383     2.4%          Microsoft Corp. ...................      753     2.9%
Del Monte Foods Co. ...........    1,349     2.3%          Glaxosmithkline PLC - ADR .........      692     2.6%
Casual Male Retail Group, Inc.     1,327     2.3%          American International Group, Inc.       676     2.6%
NBTY Inc. .....................    1,054     1.8%          United Healthcare Corp. ...........      660     2.5%
International Shipping             1,053     1.8%          Cisco Systems, Inc. ...............      646     2.5%
  Enterprises, Inc. ...........                            Pfizer, Inc. ......................      608     2.3%
WatchGuard Tech, Inc. .........      981     1.7%                                               -------    ----
                                 -------    ----                                                $ 7,900    30.1%
                                 $13,620    23.5%                                               =======    ====
                                 =======    ====





                                                                                     PERCENT
                                                                        VALUE         OF NET
CORE BOND FUND                                                         (000'S)        ASSETS
---------------------------------------------------------------------------------------------

Federal National Mortgage Association Discount Note 1/13/05            $49,024         34.0%
Federal National Mortgage Association 5.500% Due 1/15/35**              13,500          9.4%
Federal National Mortgage Association 6.500% Due 1/15/35**              13,331          9.2%
Federal National Mortgage Association 6.000% Due 1/15/35**              10,891          7.5%
Federal National Mortgage Association 5.000% Due 1/15/35**               7,558          5.2%
Federal National Mortgage Association 4.500% Due 1/15/20**               6,084          4.2%
U.S. Treasury Note 2.750% Due 8/15/07                                    5,519          3.8%
Federal National Mortgage Association 5.500% Due 7/1/34**                5,092          3.5%
Federal National Mortgage Association 5.000% Due 1/15/20**               4,052          2.8%
Freddie Mac 5.500% Due 9/1/19                                            3,388          2.3%
                                                                      --------         ----
                                                                      $118,439         81.9%
                                                                      ========         ====

------------
 * The composition of the largest securities in each portfolio is subject to change.
** Mortgage pass-through securities.

WEISS, PECK & GREER MUTUAL FUNDS

DISCLOSURE OF FUND EXPENSES - (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2004 to December 31, 2004.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return for the past six month period, the "Annualized Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

                FOR THE PERIOD JULY 1, 2004 TO DECEMBER 31, 2004

EXPENSE TABLE                   BEGINNING     ENDING                     EXPENSES
                                ACCOUNT       ACCOUNT       ANNUALIZED   PAID
                                VALUE         VALUE         EXPENSE      DURING
                                7/1/04        12/31/04      RATIO        THE PERIOD*
--------------------------------------------------------------------------------
TUDOR FUND
--------------------------------------------------------------------------------
Actual Fund Return ............ $1,000       $1,102.50       1.56%         $8.24
Hypothetical 5% Return ........  1,000        1,017.29       1.56%          7.91

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Actual Fund Return ............ $1,000       $1,028.40       1.40%         $7.14
Hypothetical 5% Return ........  1,000        1,018.10       1.40%          7.10

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------
Actual Fund Return ............ $1,000       $1,043.70       0.43%         $2.21
Hypothetical 5% Return ........  1,000        1,022.97       0.43%          2.19
--------------------------------------------------------------------------------


--------
 * "Expenses Paid During Period" are equal to the Fund's "Annualized Expense Ratio" (net of any applicable waivers) multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect one-half year period).


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

NUMBER                                                                  VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                                      TUDOR
--------------------------------------------------------------------------------

                COMMON STOCKS (96.0%)
                CAPITAL GOODS (16.1%)
                AEROSPACE/DEFENSE (0.5%)
  4,200        * Alliant Techsystems Inc. .......................        $   275
                                                                         -------

                 COMMUNICATION (3.6%)
 50,400        * Captaris Inc. ..................................            260
113,500        * IDT Corp. ......................................          1,757
  6,200        * Mastec, Inc. ...................................             63
                                                                         -------
                                                                           2,080
                                                                         -------

                 COMPUTER SOFTWARE & SERVICES (2.5%)
221,500        * Watchguard Technologies, Inc. ..................            981
 67,800        * webMethods, Inc. ...............................            489
                                                                         -------
                                                                           1,470
                                                                         -------

                 CONSTRUCTION (4.1%)
 18,900        * Dycom Industries, Inc. .........................            577
  7,000        * EMCOR Group, Inc. ..............................            316
 91,700        * GrafTech International Ltd. ....................            867
 17,900        * Masonite International Corp. ...................            615
                                                                         -------
                                                                           2,375
                                                                         -------

                 TECHNOLOGY (5.4%)
 67,100        * Danka Business Systems- ADR ....................            212
 16,450        * Embarcadero Technologies, Inc. .................            155
 14,100          Lipman .........................................            393
 33,189        * Meade Instruments Corp. ........................            114
 61,352        * Micromuse, Inc. ................................            341
 76,600        # * Neoware Systems Inc. .........................            713
 36,000        * Overland Storage, Inc. .........................            601
136,700        * Pemstar, Inc. ..................................            247
 40,600        * Zilog Inc. .....................................            325
                                                                         -------
                                                                           3,101
                                                                         -------
                                                                           9,301
                                                                         -------

                 CONSUMER (39.1%)
                 BASIC MATERIALS (2.6%)
 13,700          Agrium, Inc. ...................................            231
  4,500        * Central Garden & Pet Company ...................            188
 33,900        * Hercules, Inc. .................................            503
 33,100        # * UAP Holding Corp. ............................            572
                                                                         -------
                                                                           1,494
                                                                         -------

                 BUSINESS SERVICES (7.9%)
236,400        * First Consulting Group .........................          1,444
 27,900        * FTI Consulting, Inc. ...........................            588
 28,200        * Marlin Business Services Inc. ..................            536
144,500        * MDC Partners Inc. ..............................          1,559
 24,400        # * Navigant International, Inc. .................            297
  7,700        * Sirva, Inc. ....................................            148
                                                                         -------
                                                                           4,572
                                                                         -------





NUMBER                                                                  VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                                TUDOR (CONTINUED)
--------------------------------------------------------------------------------
                 CONSUMER CYCLICALS (4.3%)
228,600        * Applica, Inc. ..................................        $ 1,383
 85,600      # * Innovo Group, Inc. .............................            217
 33,400        * 1-800-Flowers.com, Inc .........................            281
 13,800          Reebok International, Ltd. .....................            607
                                                                         -------
                                                                           2,488
                                                                         -------

                 ENTERTAINMENT (5.3%)
 27,200      # * Alliance Gaming Corp ...........................            376
  5,400        * Image Entertainment, Inc .......................             32
 27,400      # * Mikohn Gaming Corp. ............................            280
 40,600      # * Multimedia Games, Inc ..........................            640
111,700        * New Frontier Media, Inc. .......................            885
 12,010        * Steiner Leisure Ltd. ...........................            359
 18,200        * Westwood One, Inc. .............................            490
                                                                         -------
                                                                           3,062
                                                                         -------

                 FOOD (3.6%)
122,400        * Del Monte Foods Co. ............................          1,349
 31,300        * Gold Kist, Inc. ................................            426
  9,200          Landry's Restaurants, Inc. .....................            267
                                                                         -------
                                                                           2,042
                                                                         -------

                 HEALTH CARE SERVICES (3.4%)
  5,700        * Accredo Health, Inc. ...........................            158
 12,900        * Apria Healthcare Group, Inc. ...................            425
 62,553          D & K Healthcare Resources, Inc. ...............            506
 30,100        * HealthTronics, Inc. ............................            320
 11,400        * KV Pharmaceutical Co., Class A .................            251
 11,000        * Odyssey Healthcare Inc .........................            150
 10,200        * U.S. Physical Therapy, Inc .....................            157
                                                                         -------
                                                                           1,967
                                                                         -------

                 MEDICAL BIOTECHNOLOGY (1.8%)
 43,900        * NBTY Inc .......................................          1,054
                                                                         -------

                 OTHER CONSUMER (6.6%)
 10,100        * Corinthian Colleges, Inc. ......................            190
 61,003        * Flanders Corp. .................................            586
 20,900          Glatfelter .....................................            319
  7,600        * Jacobs Engineering Group, Inc. .................            363
 31,450          Lifetime Hoan Corp. ............................            500
  7,900          Lubrizol Corp. .................................            291
 41,190        * Princeton Review, Inc. .........................            253
 23,900          Schweitzer Manduit International, Inc. .........            811
 17,266          Technology Investment Capital Corp. ............            259
  9,300        * Wabash National Corp. ..........................            250
                                                                         -------
                                                                           3,822
                                                                         -------

                 PRINTING (0.9%)
 11,900          Banta Corp. ....................................            533
                                                                         -------




Page 6                      See notes to financial statements





                        WEISS, PECK & GREER MUTUAL FUNDS

                  SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

 NUMBER                                                                 VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                                TUDOR (CONTINUED)
--------------------------------------------------------------------------------

                 RETAIL (2.7%)
243,500      # * Casual Male Retail Group, Inc. ...............          $ 1,327
  8,200        * Pantry Inc. ..................................              247
                                                                         -------
                                                                           1,574
                                                                         -------
                                                                          22,608
                                                                         -------

                 ENERGY (10.5%)
                 ELECTRIC UTILITIES (1.3%)
 12,400          Great Plains Energy, Inc. ....................              376
 12,400          Hawaiian Electric Industries .................              361
                                                                         -------
                                                                             737
                                                                         -------

                 MINING (0.3%)
233,700        * Uranium Resources, Inc. ......................              169
                                                                         -------

                 NATURAL GAS UTILITIES (2.7%)
 10,300          New Jersey Resources Corp. ...................              447
 18,900        * Southern Union Co. ...........................              453
  6,700          UGI Corp. ....................................              274
 13,800          Vectren Corp. ................................              370
                                                                         -------
                                                                           1,544
                                                                         -------

                 OIL & GAS EXPLORATION (2.4%)
 14,400        * Energy Partners, Ltd. ..........................            292
 46,000        * Warren Resources Inc. ..........................            419
 22,500        * Whiting Petroleum Corp. ........................            681
                                                                         -------
                                                                           1,392
                                                                         -------

                 OIL FIELD SERVICES (3.8%)
332,525        * Newpark Resources Inc. .........................          1,713
 14,500          Tidewater Inc. .................................            516
                                                                         -------
                                                                           2,229
                                                                         -------
                                                                           6,071
                                                                         -------
                 INTERMEDIATE GOODS &
                 SERVICES (6.3%)
                 TRANSPORTATION (6.3%)
 68,300        * Air Methods Corp. ..............................            587
 32,600        * Arlington Tankers Ltd. .........................            748
 40,800        * Expressjet Holdings Inc. .......................            526
  5,900        * General Maritime Corp. .........................            236
159,600        * International Shipping Enterprises, Inc. .......          1,053
 20,100          OMI Corp. ......................................            339
  4,500        * Tsakos Energy Navigation Ltd. ..................            161
                                                                         -------
                                                                           3,650
                                                                         -------




 NUMBER                                                                 VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                                TUDOR (CONTINUED)
--------------------------------------------------------------------------------
                 INTEREST SENSITIVE (24.0%)
                 BANKS (13.6%)
 64,100          Bank Mutual Corp. ..............................        $   780
 13,500        * BankUnited Financial Corp. .....................            431
 13,450          Berkshire Hills Bancorp, Inc. ..................            500
 44,800          Brookline Bancorp, Inc. ........................            731
 18,600          Commercial Capital Bancorp .....................            431
 13,800          First Financial Bankshares Inc. ................            618
 15,700          Firstmerit Corp. ...............................            447
 26,200          Flagstar Barncorp, Inc. ........................            592
 35,500          Jefferson Bancshares Inc. ......................
                   Tennessee ....................................            467
 28,900          Macatawa Bank Corp. ............................            933
 20,100          PFF Bancorp Inc. ...............................            931
 22,100        * SNB Bancshares, Inc. ...........................            327
 52,300          Synergy Financial Group, Inc. ..................            703
                                                                         -------
                                                                           7,891
                                                                         -------

                 FINANCE (2.2%)
 36,600        * Affirmative Insurance Holdings, Inc. ...........            616
 15,900        # Gladstone Capital Corp. ........................            377
 34,500        * LaBranche & Company, Inc. ......................            309
                                                                         -------
                                                                           1,302
                                                                         -------

                 INSURANCE (2.0%)
 18,237          EMC Insurance Group ............................            395
  8,500          First American Corporation .....................            299
 43,500        * NCRIC Group, Inc. ..............................            431
                                                                         -------
                                                                           1,125
                                                                         -------

                 MUTUAL FUNDS (0.0%)
 20,666        * Technology Investment Capital Corp. Rights .....             10
                                                                         -------

                 REAL ESTATE (6.2%)
 16,600          BRE Properties Inc Cl A ........................            669
 15,200          Centerpoint Properties Trust ...................            728
 14,500          Colonial Properties ............................            570
 12,400          Corporate Office Properties ....................            364
 12,400          Federal Realty Investment Trust ................            640
 18,500          Newcastle Investment Corp. .....................            588
                                                                         -------
                                                                           3,559
                                                                         -------
                                                                          13,887
                                                                         -------

                  TOTAL COMMON STOCK
                   (Cost $47,081) ...............................         55,517
                                                                         -------




                       See notes to financial statements                  Page 7




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)           SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                                TUDOR (CONTINUED)
--------------------------------------------------------------------------------

                 EURODOLLAR DEPOSIT (1.8%)
                  (Cost $1,016)
$ 1,016          Societe Generale
                  2.025% Due 1/3/05                                      $ 1,016
                                                                         -------

                 TOTAL INVESTMENTS (97.8%)
                  (Cost $48,097)                                          56,533

                 OTHER ASSETS IN EXCESS
                  OF LIABILITIES (2.2%)                                    1,254
                                                                         -------

                 TOTAL NET ASSETS (100.0%)                               $57,787
                                                                         =======

-----
 *  Non-income producing securities.
 #  Portion of security out on loan (See Note 3).


PORTFOLIO SUMMARY - UNAUDITED

As of December 31, 2004, the Fund was diversified as a percentage of net assets as follows:

Banks                                            13.6%
Business Services                                 7.9%
Other Consumer                                    6.6%
Transportation                                    6.3%
Real Estate                                       6.2%
Technology                                        5.4%
Entertainment                                     5.3%
Consumer Cyclicals                                4.3%
Construction                                      4.1%
Oil Field Services                                3.8%
Communication                                     3.6%
Food                                              3.6%
Health Care Services                              3.4%
Retail                                            2.7%
Natural Gas Utilities                             2.7%
Basic Materials                                   2.6%
Computer Software & Services                      2.5%
Oil & Gas Exploration                             2.4%
Finance                                           2.2%
Insurance                                         2.0%
Medical Biotechnology                             1.8%
Eurodollar Deposit                                1.8%
Electric Utilities                                1.3%
Printing                                          0.9%
Aerospace/Defense                                 0.5%
Mining                                            0.3%
                                                -----
Total Investments                                97.8%
Other Assets in Excess of Liabilities             2.2%
                                                -----
Total Net Assets                                100.0%
                                                =====







 NUMBER                                                                 VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                              WPG LARGE CAP GROWTH
--------------------------------------------------------------------------------

               COMMON STOCKS (100.8%)
               AEROSPACE/DEFENSE (0.9%)
 2,300         General Dynamics Corp. .............................       $  241
                                                                          ------

               BANKING/FINANCIAL (2.4%)
 2,500         Commerce Bancorp, Inc. .............................          161
17,000         MBNA Corp. .........................................          479
                                                                          ------
                                                                             640
                                                                          ------

               BASIC INDUSTRIES (1.6%)
 7,500         Monsanto Company ...................................          417
                                                                          ------

               BROADCASTING (2.2%)
21,100         The Walt Disney Co. ................................          587
                                                                          ------

               BUSINESS SERVICES (2.9%)
14,400       * Accenture Ltd. .....................................          389
 8,200       * Charles River Laboratories Holding .................          377
                                                                          ------
                                                                             766
                                                                          ------

               CAPITAL GOODS (2.4%)
 6,000         Centex Corp. .......................................          357
 3,500         Deere & Co. ........................................          260
                                                                          ------
                                                                             617
                                                                          ------

               CONGLOMERATES (0.8%)
 5,900         Tyco International Ltd. ............................          211
                                                                          ------

               CONSUMER CYCLICALS (6.7%)
 2,300         Black & Decker Corp. ...............................          203
 6,800       * Coach Inc. .........................................          384
20,300         The Home Depot, Inc. ...............................          867
 5,600         Wal Mart Stores, Inc. ..............................          296
                                                                          ------
                                                                           1,750
                                                                          ------

               CONSUMER NON-CYCLICALS (7.4%)
15,000         Anheuser-Busch Companies, Inc. .....................          761
 9,300         Avon Products, Inc. ................................          360
11,700         Gillette Co. .......................................          524
 5,200         Procter & Gamble Co. ...............................          286
                                                                          ------
                                                                           1,931
                                                                          ------

               ELECTRONICS-SEMICONDUCTORS (6.9%)
19,800       * Advanced Micro Devices .............................          436
18,900         ASML Holding NV ....................................          301
16,700       * Freescale Semiconductor, Inc. Cl A .................          298
 2,825       * Freescale Semiconductor, Inc. Cl B .................           52
19,100         Intel Corp. ........................................          447
 9,900       * LAM Research Corp. .................................          286
                                                                          ------
                                                                           1,820
                                                                          ------




Page 8                       See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004


 NUMBER                                                                 VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                        WPG LARGE CAP GROWTH (CONTINUED)
--------------------------------------------------------------------------------
               ENERGY (1.4%)
 2,300       * Newfield Exploration Co. ...........................       $  136
 6,500         XTO Energy Inc. ....................................          230
                                                                          ------
                                                                             366
                                                                          ------

               FINANCE (7.8%)
10,300         American International Group Inc. ..................          676
23,800       * Ameritrade Holding Corp. ...........................          338
 6,400         Capital One Financial Corp. ........................          539
 7,500         Countrywide Financial Corp. ........................          278
 2,900         Freddie Mac ........................................          214
                                                                          ------
                                                                           2,045
                                                                          ------

               FOOD (4.0%)
15,900         McDonald's Corp. ...................................          510
11,900         Tyson Foods Inc. ...................................          219
 6,600         Yum! Brands Inc. ...................................          311
                                                                          ------
                                                                           1,040
                                                                          ------

               HEALTH CARE (17.4%)
11,400         Biomet, Inc. .......................................          495
 4,700       * Boston Scientific Corp. ............................          167
 6,850       * Coventry Corporation ...............................          364
11,600       * EON Labs Inc. ......................................          313
14,800       * Gilead Sciences, Inc. ..............................          518
14,600         Glaxosmithkline Plc-ADR ............................          692
22,000         Johnson & Johnson ..................................        1,394
22,600         Pfizer Inc. ........................................          608
                                                                          ------
                                                                           4,551
                                                                          ------

               MEDICAL PRODUCTS (2.5%)
 7,500         United Healthcare Corp. ............................          660
                                                                          ------

               RETAIL (7.1%)
 2,700       * eBay Inc. ..........................................          314
12,000         J.C. Penney Company Inc. ...........................          497
15,200         Radioshack Corp. ...................................          500
 5,100         Sherwin Williams Co. ...............................          228
 9,100         Supervalu ..........................................          314
                                                                          ------
                                                                           1,853
                                                                          ------

               TECHNOLOGY (23.0%)
21,500       * BMC Software, Inc. .................................          400
33,500       * Cisco Systems Inc. .................................          646
15,600       * Crown Castle International Corp. ...................          260
20,000       * Dell Computer Corp. ................................          843
 6,300         Harris Corp. .......................................          389
11,900         IMS Health Inc. ....................................          276






 NUMBER                                                                 VALUE
OF SHARES        SECURITY                                              (000'S)
--------------------------------------------------------------------------------
                        WPG LARGE CAP GROWTH (CONTINUED)
--------------------------------------------------------------------------------

 5,900         International Business Machines Corp. ..............       $  582
28,200         Microsoft Corp. ....................................          753
25,900         Motorola,Inc .......................................          445
34,800       * Oracle Corp. .......................................          477
 4,000         Qualcomm Inc. ......................................          170
12,200       * Waters Corp. .......................................          571
 5,900       * Yahoo! Inc. ........................................          222
                                                                          ------
                                                                           6,034
                                                                          ------

               TRANSPORTATION (3.4%)
 3,300         Burlington Northern Santa Fe Corp. .................          156
 3,600         FDX Corp. ..........................................          355
 8,000         Ryder Systems, Inc. ................................          382
                                                                          ------
                                                                             893
                                                                          ------

               TOTAL INVESTMENTS (100.8%)
                 (Cost $22,314) ...................................       26,422

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.8%) .............................         (200)
                                                                          ------

               TOTAL NET ASSETS (100.0%) ..........................      $26,222
                                                                         =======



---------
   *  Non-income producing securities.



PORTFOLIO SUMMARY - UNAUDITED

As of December 31, 2004, the Fund was diversified as a percentage of net assets as follows:

Technology                                       23.0%
Health Care                                      17.4%
Finance                                           7.8%
Consumer Non-Cyclicals                            7.4%
Retail                                            7.1%
Electronics-Semiconductors                        6.9%
Consumer Cyclicals                                6.7%
Food                                              4.0%
Transportation                                    3.4%
Business Services                                 2.9%
Medical Products                                  2.5%
Banking/Financial                                 2.4%
Capital Goods                                     2.4%
Broadcasting                                      2.2%
Basic Industries                                  1.6%
Energy                                            1.4%
Aerospace/Defense                                 0.9%
Conglomerates                                     0.8%
                                                -----
Total Investments                               100.8%
Liabilities in Excess of Other Assets            -0.8%
                                                -----
Total Net Assets                                100.0%
                                                =====



                     See notes to financial statements                    Page 9




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                                  WPG CORE BOND
--------------------------------------------------------------------------------
              LONG-TERM SECURITIES
              ASSET BACKED SECURITIES (4.6%)
              CREDIT CARDS (4.3%)
$   300       Bank One Issuance Trust
                Series 2002-A4 Class A4
                2.940% Due 6/16/08 ................................       $  300
  1,750       Citibank Credit Card Issuance Trust
                Series 2003-A3 Class A3
                3.100% Due 3/10/10 ................................        1,719
  1,000       Citibank Credit Card Issuance Trust
                Series 2003-A6 Class A6
                2.900% Due 5/17/10 ................................          974
  1,000       Citibank Credit Card Issuance Trust
                Series 2003-A7 Class A7
                4.150% Due 7/7/17 .................................          950
    500       Fleet Credit Card Master Trust II
                Series 2002-C Class A
                2.750% Due 4/15/08 ................................          499
    620       MBNA Master Credit Card Trust
                Series 2000-I Class A
                6.900% Due 1/15/08 ................................          635
  1,100       MBNA Master Credit Card Trust
                Series 1995-C Class A
                6.450% Due 2/15/08 ................................        1,118
                                                                          ------
                                                                           6,195
                                                                          ------
              FINANCE (0.3%)
    500       BMW Vehicle Owner Trust
                Series 2003-A Class A4
                2.530% Due 2/25/08 ................................          495
                                                                          ------

              TOTAL ASSET BACKED SECURITIES
                (Cost $6,839) .....................................        6,690
                                                                          ------


              CORPORATE DEBENTURES (20.6%)
              BANKING (7.6%)
    800       ANZ Banking Group Limited
                5.360% Due 12/29/49 (B)(D) ........................          811
  1,625       BankAmerica Corp.
                5.875% Due 2/15/09 ................................        1,745
    400       Bank of America Corp.
                5.250% Due 12/1/15 ................................          410
  1,625       Credit Suisse First Boston
                3.875% Due 1/15/09 ................................        1,616
    875       Credit Suisse First Boston
                4.700% Due 6/1/09 .................................          895
    515       Credit Suisse First Boston
                6.125% Due 11/15/11 ...............................          562
    850       Credit Suisse First Boston
                4.875% Due 1/15/15 ................................          839
    470       Dresdner Funding Trust I
                8.151% Due 6/30/31 (B) (D) ........................          581






PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

   $130       JP Morgan Chase
                3.8000% Due 10/2/09 ...............................       $  128
    465       JP Morgan Chase
                7.000% Due 11/15/09 ...............................          523
    575       JP Morgan Chase
                4.500% Due 11/15/10 ...............................          579
    135       JP Morgan Chase
                5.750% Due 1/2/13 .................................          143
    780       JP Morgan Chase
                5.130% Due 9/15/14 ................................          788
  1,350       RBS Capital Trust III
                5.512% Due 9/29/49 ................................        1,380
                                                                          ------
                                                                          11,000
                                                                          ------

              BROADCAST MEDIA & CABLE (0.8%)
    965       AOL Time Warner
                7.625% Due 4/15/31 ................................        1,167
                                                                          ------

              BROKERAGE (1.0%)
    800       Goldman Sachs
                6.345% Due 2/15/34 ................................          834
    400       OMX Timber Financial Investment LLC I
                5.420% Due 1/29/20 (B) ............................          398
    250       OMX Timber Financial Investment LLC II
                5.540% Due 1/29/20 (B) ............................          249
                                                                          ------
                                                                           1,481
                                                                          ------

              CAPITAL GOODS (0.9%)
    125       Boeing
                4.750% Due 8/25/08 ................................          129
  1,000       Hutchison Whampoa
                7.450% Due 11/24/33 (B) ...........................        1,108
                                                                          ------
                                                                           1,237
                                                                          ------

              COMMUNICATIONS (1.4%)
    790       America Movil SA
                5.750% Due 1/15/15 (B) ............................          788
    305       AT&T Wireless
                8.750% Due 3/1/31 (E) .............................          411
    600       France Telecom
                9.250% Due 3/1/31 (E) .............................          813
                                                                          ------
                                                                           2,012
                                                                          ------

              CONSUMER CYCLICALS (2.0%)
    250       Ford Motor Co.
                7.450% Due 7/16/31 ................................          251
  1,590       General Motors Corp.
                8.375% Due 7/15/33 ................................        1,642
  1,000       Pulte Homes
                6.375% Due 5/15/33 ................................          991
                                                                          ------
                                                                           2,884
                                                                          ------



Page 10                    See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

              CONSUMER NON-CYCLICALS (0.4%)
$   450       CVS Corp.
                5.298% Due 1/11/27 (B) ............................       $  450
     95       Diageo Capital
                3.375% Due 3/20/08. ...............................           94
                                                                         -------
                                                                             544
                                                                         -------

              ELECTRIC UTILITIES (2.7%)
    750       Enterprise Products Series B
                6.875% Due 3/1/33 .................................          797
    200       PSEG Power LLC
                8.625% Due 4/15/31. ...............................          266
    650       Tenaga Nasional
                7.500% Due 11/1/25 (B) ............................          763
    850       Translanta Corp.
                5.750% Due 12/15/13 ...............................          883
  1,225       TXU Corp.
                6.550% Due 11/15/34 (B) ...........................        1,213
                                                                         -------
                                                                           3,922
                                                                         -------

              ENERGY (0.8%)
    850       Kinder Morgan Energy
                7.500% Due 11/1/10 ................................          983
    175       Pemex Project Funding Master Trust Series
                7.375% Due 12/15/14 ...............................          195
                                                                         -------
                                                                           1,178
                                                                         -------

              FINANCE (1.4%)
    200       Amvescap PLC
                5.375% Due 12/15/14 (B) ...........................          199
    125       Countrywide Credit
                2.875% Due 2/15/07 ................................          123
     30       Ford Motor Credit Company
                7.375% Due 2/1/11 .................................           32
    180       General Electric Capital Corp.
                4.375% Due 11/21/11 ...............................          179
    325       Glencore Funding LLC
                6.000% Due 4/15/14 (B) ............................          314
  1,210       Household Finance Corp.
                4.125% Due 11/16/09 ...............................        1,203
                                                                         -------
                                                                           2,050
                                                                         -------

              INSURANCE (1.4%)
    250       Axis Capital Holdings
                5.750% Due 12/1/14 ................................          251
    900       Phoenix Life Insurance
                7.150% Due 12/15/34 (B) ...........................          898
    800       OneAmerica Financial Partners
                7.000% Due 10/15/33 (B) ...........................          864
                                                                         -------
                                                                           2,013
                                                                         -------



PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

              REAL ESTATE INVESTMENT TRUST (REIT) (0.2%)
   $250       Westfield Capital Corp.
                5.125% Due 11/15/14 (B) ...........................       $  249
                                                                         -------

              TOTAL CORPORATE DEBENTURES
               (Cost $29,047) .....................................       29,737
                                                                         -------

              U.S. GOVERNMENT OBLIGATIONS
                (15.1%)
              U.S. TREASURY BONDS (1.7%)
  2,290         5.375% Due 2/15/31 ................................        2,476
                                                                         -------

              U.S. TREASURY NOTES (13.4%)
    980       5.750% Due 11/15/05 .................................        1,005
  1,180       1.875% Due 1/31/06 ..................................        1,169
  2,810     # 2.375% Due 8/15/06 ..................................        2,783
  5,580       2.750% Due 8/15/07 ..................................        5,519
  2,450     # 2.625% Due 5/15/08 ..................................        2,395
  2,975     # 3.375% Due 12/15/08 .................................        2,966
     85       3.875% Due 5/15/09 ..................................           86
    330       4.000% Due 6/15/09 ..................................          336
    880       3.500% Due 11/15/09 .................................          876
  2,215     # 4.250% Due 11/15/14 .................................        2,221
                                                                         -------
                                                                          19,356
                                                                         -------

              TOTAL U. S. GOVERNMENT OBLIGATIONS
                (Cost $21,937) ....................................       21,832
                                                                         -------

              MORTGAGE PASS THROUGH SECURITIES (51.8%)
              COMMERCIAL MORTGAGE-BACKED ASSETS (3.9%)
1,920         Banc of America Commercial
                Mortgage Inc. Series 2004-4
                Class A-6
                4.875% Due 7/10/42 ................................        1,930
  325         Commercial Mortgage Asset Trust
                Series 1999-C2 Class A2
                7.550% Due 11/17/32 ...............................          368
  660         First Union - Bank of America
                Series 2001 - C1 Class A2
                6.136% Due 3/15/33 ................................          719
  655         First Union-Lehman Brothers- Bank of America
                Series 1998-C2 Class A2
                6.560% Due 11/18/35 ...............................          704
1,240         GE Capital Commercial Mortgage Corp.
                Series 2002-1A Class A3
                6.269% Due 12/10/35 ...............................        1,367
  490         Mortgage Capital Funding Inc.
                Series 1998-MC3 Class A
                6.340% Due 11/18/31 ...............................          524
                                                                         -------
                                                                           5,612
                                                                         -------



                         See notes to financial statements               Page 11



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (44.3%)
$   108         9.000% Due 11/1/10 .............................         $   117
    715         6.500% Due 12/1/14 .............................             758
  6,105         4.500% Due 1/15/20 (C) .........................           6,084
  3,990         5.000% Due 1/15/20 (C) .........................           4,052
    154         7.500% Due 2/1/31 ..............................             165
  5,012         5.500% Due 7/1/34 ..............................           5,092
  2,350         4.163% Due 12/1/34 .............................           2,342
  7,620         5.000% Due 1/15/35 (C) .........................           7,558
 13,300         5.500% Due 1/15/35 (C) .........................          13,500
 10,535         6.000% Due 1/15/35 (C) .........................          10,891
 12,715         6.500% Due 1/15/35 (C) .........................          13,331
                                                                         -------
                                                                          63,890
                                                                         -------

                FREDDIE MAC (2.3%)
  3,278         5.500% Due 9/1/19 ..............................           3,388
                                                                         -------


                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (1.3%)
    169         7.500% Due 9/15/07 .............................             182
    480         8.000% Due 9/15/17 - 12/15/17 ..................             521
  1,120         6.500% Due 2/15/24 - 10/15/24 ..................           1,179
                                                                         -------
                                                                           1,882
                                                                         -------

                TOTAL MORTGAGE PASS THROUGH SECURITIES
                  (Cost $74,469) ...............................          74,772
                                                                         -------

                GOVERNMENT AGENCIES (6.7%)
                FEDERAL NATIONAL MORTGAGE
                ASSOCIATION (3.4%)
    520         2.250% Due 5/17/06 (D) .........................             514
  1,455         2.125% Due 6/5/06 ..............................           1,435
  2,235         5.250% Due 6/15/06 (D) .........................           2,301
    700         3.250% Due 8/15/08 .............................             691
                                                                         -------
                                                                           4,941
                                                                         -------

                FEDERAL HOME LOAN
                BANKS (FHLB) (1.7%)
  1,340         2.500% Due 3/15/06 .............................           1,332
  1,110         1.875% Due 6/15/06 .............................           1,090
                                                                         -------
                                                                           2,422
                                                                         -------

                FREDDIE MAC (1.6%)
    320         2.850% Due 2/23/07 (D) .........................             316
  1,330         3.500% Due 4/1/08 (D) ..........................           1,322
    635         4.125% Due 9/1/09 (D) ..........................             634
                                                                         -------
                                                                           2,272
                                                                         -------




PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

                TOTAL GOVERNMENT AGENCIES
                  (Cost $9,680) ...................................      $ 9,635
                                                                         -------

                SHORT-TERM SECURITIES
                ASSET BACKED SECURITIES (3.6%)
                CREDIT CARDS (3.1%)
$   330         American Express Master Trust
                  Series 2003-3 Class A
                  1.260% Due 11/15/07 (A) .........................          330
    340         American Express Master Trust
                  Series 2000-5 Class A
                  1.240% Due 4/15/08 (A) ..........................          340
    305         American Express Master Trust
                  Series 2001-7 Class A
                  1.220% Due 2/16/09 (A) ..........................          306
    595         Bank One Issuance Trust Series
                  2003-A2 Class A2
                  1.150% Due 10/15/08 (A) .........................          595
    450         Citibank Credit Card Master Trust
                  Series 2002-A5 Class A
                  1.920% Due 9/17/07 (A) ..........................          450
  1,200         Citibank Credit Card Master Trust
                  Series 2002-A
                  1.190% Due 10/15/09 (A) .........................        1,201
    210         First USA Credit Card Master Trust
                  Series 1998-4 Class A
                  2.009% Due 3/18/08 (A) ..........................          210
    590         First USA Credit Card Master Trust
                  Series 2001-3 Class A
                  2.270% Due 11/19/08 (A) .........................          591
    415         MBNA Master Credit Card Trust
                  Series 2002 Class A12
                  2.160% Due 4/15/08 (A) ..........................          415
                                                                         -------
                                                                           4,438
                                                                         -------

                FINANCE (0.5%)
    310         Student Loan Marketing Association
                  Series 2002-4 Class A2
                  1.360% Due 10/28/28 (A) .........................          311
    460         William Street Funding Corp.
                  Series 2003-1, Class A
                  1.470% Due 4/23/06 (A) (B) ......................          460
                                                                         -------
                                                                             771
                                                                         -------

                TOTAL ASSET BACKED SECURITIES
                  (Cost $5,217) ...................................        5,209
                                                                         -------

                GOVERNMENT AGENCIES (35.7%)
                FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (34.0%)
49,060          2.21% Due 1/13/05 .................................       49,024
                                                                         -------



Page 12                    See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2004

PRINCIPAL
AMOUNT                                                                  VALUE
(000'S)       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                            WPG CORE BOND (CONTINUED)
--------------------------------------------------------------------------------

                FEDERAL HOME LOAN BANKS
                (FHLB) (1.7%)
$ 2,500           1.00% Due 1/03/05 ...............................      $ 2,500
                                                                        --------

                TOTAL GOVERNMENT AGENCY
                 (Cost $51,524) ...................................       51,524
                                                                        --------


                TOTAL INVESTMENTS (138.1%)
                 (Cost $198,713) ..................................      199,399

                LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-38.1%) ............................      (55,050)
                                                                        --------

                TOTAL NET ASSETS (100.0%) .........................     $144,349
                                                                        ========


--------------
(A) Adjustable rate security. Rate stated is as of December 31, 2004. Principal payments on demand at periodic intervals.
(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(C) Purchased on a forward commitment basis pursuant to mortgage dollar roll transactions (See Note 4).
(D)   Callable security.
(E)   Step Up Bond - Coupon moves inversely to changes in interest rates.
#     Portion of security out on loan (See Note 3).




PORTFOLIO SUMMARY - UNAUDITED

As of December 31, 2004, the Fund was diversified as a percentage of net assets as follows:

Mortgage Pass-Through Securities                      51.8%
Government Agencies                                   42.4%
Corporate Debentures                                  20.6%
U.S. Government Obligations                           15.1%
Asset Backed Securities                                8.2%
                                                     -----
Total Investments                                    138.1%
Liabilities in Excess of Other Assets                -38.1%
                                                     -----
Total Net Assets                                     100.0%
                                                     ======



                      See notes to financial statements                  Page 13



WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2004


                                                                LARGE CAP
$ IN THOUSANDS                                       TUDOR       GROWTH       CORE BOND
----------------------------------------------------------------------------------------
  ASSETS
Investments at value # (including securities
  on loan in Tudor and Core Bond valued at
  $4,580 and $15,062, respectively) ............   $  56,533    $  26,422    $ 199,399
Cash ...........................................           2            0           73
Receivable for investment securities sold ......       1,926          907       13,773
Dividends and interest receivable ..............          38           14          738
Other assets ...................................           3            1            4
                                                   ---------    ---------    ---------
                                                      58,502       27,344      213,987
                                                   ---------    ---------    ---------

  LIABILITIES
Payable for investment securities purchased ....         525          660       59,021
Payable for Fund shares redeemed ...............          65           66       10,466
Distributions payable ..........................           0            0           55
Payable to Custodian ...........................           0          321            0
Investment advisory fee payable - Note 5 .......          43            1           14
Administration fee payable - Note 5 ............           4            2            0
Accrued expenses ...............................          78           72           82
                                                   ---------    ---------    ---------
                                                         715        1,122       69,638
                                                   ---------    ---------    ---------
  NET ASSETS ...................................   $  57,787    $  26,222    $ 144,349
                                                   =========    =========    =========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ..........       1,098        1,135           13
Paid-in surplus ................................      47,658       20,448      146,972
Distributions in excess of net investment income          (4)           0           (8)
Accumulated net realized gains/(losses)
  on investments ...............................         599          531       (3,314)
Net unrealized appreciation on investments .....       8,436        4,108          686
                                                   ---------    ---------    ---------
NET ASSETS APPLIED TO OUTSTANDING SHARES .......   $  57,787    $  26,222    $ 144,349
                                                   =========    =========    =========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ............................       3,293        1,135       13,354
                                                   =========    =========    =========
Par Value ......................................   $ .33 1/3    $    1.00    $   0.001
                                                   =========    =========    =========
Net asset value per share ......................   $   17.55    $   23.10    $   10.81
                                                   =========    =========    =========

# INVESTMENTS AT COST ..........................      48,097       22,314      198,713
                                                   =========    =========    =========

UNREALIZED APPRECIATION/(DEPRECIATION):
  Gross appreciation ...........................       8,871        4,488        1,161
  Gross depreciation ...........................        (435)        (380)        (475)
                                                   ---------    ---------    ---------
NET UNREALIZED APPRECIATION ....................       8,436        4,108          686
                                                   =========    =========    =========




Page 14                                     See notes to financial statements


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR YEAR ENDED DECEMBER 31, 2004


                                                                  LARGE CAP
$ IN THOUSANDS                                         TUDOR       GROWTH     CORE BOND
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ........................................   $    562    $    596    $      0
Interest .........................................         20           0       5,181
Income from securities loaned - Note 3 ...........         11           0          24
                                                     --------    --------    --------
                                                          593         596       5,205
                                                     --------    --------    --------
EXPENSES:
Investment advisory fee - Note 5 .................        532         336         703
Transfer agent fees and expenses .................        103          81          55
Administration fees - Note 5 .....................         61          53           0
Custodian fees and expenses - Note 7 .............         22          15          34
Fund accounting fees and expenses ................         49          43         118
Professional fees ................................         67          58         116
Trustees' fees and expenses ......................         18          18          21
Registration fees ................................         22          23          19
Shareholders' reports ............................         11           8           6
Other expenses ...................................         34          33          45
                                                     --------    --------    --------
                                                          919         668       1,117
Less fees waived by adviser ......................          0         (43)       (441)
Less expenses paid indirectly - Note 7 ...........         (4)         (1)         (4)
                                                     --------    --------    --------
                                                          915         624         672
                                                     --------    --------    --------
NET INVESTMENT INCOME/(LOSS) .....................       (322)        (28)      4,533
                                                     --------    --------    --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized gain on investments ...............      8,271       4,123       3,862
  Net change in unrealized appreciation/
    (depreciation) on investments ................      2,202      (4,018)     (1,049)
                                                     --------    --------    --------
NET GAIN ON INVESTMENTS ..........................     10,473         105       2,813
                                                     --------    --------    --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ........................     10,151          77       7,346
                                                     ========    ========    ========




See notes to financial statements                               Page 15

WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2004 AND 2003
                                                                                 LARGE CAP                   CORE
                                                       TUDOR                      GROWTH                     BOND
-------------------------------------------------------------------------------------------------------------------------
$ IN THOUSANDS                                     2004        2003         2004         2003        2004          2003
OPERATIONS:
Net investment income/(loss) ...............      ($ 322)      ($ 431)      ($  28)      ($ 245)   $   4,533    $   3,340
Net realized gain on investments
  and options ..............................       8,271       15,641        4,123        3,459        3,862        2,945
Change in unrealized
  appreciation/(depreciation)
  on investments and options ...............       2,202        4,673       (4,018)       9,881       (1,049)      (1,072)
                                               ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE
  IN NET ASSETS RESULTING
  FROM OPERATIONS ..........................      10,151       19,883           77       13,095        7,346        5,213
                                               ---------    ---------    ---------    ---------    ---------    ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............           0            0            0            0       (4,533)      (3,340)
  From realized gains ......................      (5,774)           0       (3,206)           0            0            0
                                               ---------    ---------    ---------    ---------    ---------    ---------
NET DECREASE DUE TO DIVIDENDS
  AND DISTRIBUTIONS ........................      (5,774)           0       (3,206)           0       (4,533)      (3,340)
                                               ---------    ---------    ---------    ---------    ---------    ---------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:
  Shares sold ..............................       2,287       22,281        3,338        3,333       49,323       72,014
  Distributions reinvested .................       5,209            0        2,776            0        4,031        2,830
  Shares redeemed ..........................     (12,368)     (31,587)     (29,118)      (7,485)     (57,636)     (36,160)
                                               ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE/(DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS ...............      (4,872)      (9,306)     (23,004)      (4,152)      (4,282)      38,684
                                               ---------    ---------    ---------    ---------    ---------    ---------

TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ............................        (495)      10,577      (26,133)       8,943       (1,469)      40,557

NET ASSETS:
Beginning of year ..........................      58,282       47,705       52,355       43,412      145,818      105,261
                                               ---------    ---------    ---------    ---------    ---------    ---------
End of year* ...............................   $  57,787    $  58,282    $  26,222    $  52,355    $ 144,349    $ 145,818
                                               =========    =========    =========    =========    =========    =========


*Includes distributions in excess of
  net investment income ....................      ($   4)   $       0    $       0    $       0       ($   8)   $       0

Transactions in shares of the funds
  (in thousands):
  Sold .....................................         133        1,804          134          150        4,654        6,789
  Reinvestment of distributions ............         305            0          122            0          376          241
  Redeemed .................................        (712)      (2,483)      (1,193)        (344)      (5,355)      (3,432)
                                               ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) ....................        (274)        (679)        (937)        (194)        (325)       3,598
                                               =========    =========    =========    =========    =========    =========



Page 16                                    See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
------------
     Thefollowing are open-end management investment companies (the "Funds") registered under the Investment Company Act of 1940 (the "Act"):
          WPG Tudor Fund ("Tudor")
          WPG Large Cap Growth Fund ("Large Cap Growth")
          Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
            WPG Core Bond Fund ("Core Bond")

     Each Fund is diversified.

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

PORTFOLIO VALUATION
-------------------
     COMMON STOCK -- Securities are valued using the closing price or the last sale price on the national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on the over-the-counter markets, the mean of the last bid and ask price prior to the market close is used.

     BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     SHORT TERM SECURITIES -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

     FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time. The Funds' Valuation Committee, as authorized by the Funds' Board of Trustees, monitors significant events that occur after the close of foreign securities primary markets, but prior to the daily valuation of the Funds' shares. Alternative pricing procedures for these securities are implemented pursuant to procedures adopted by the Board of Trustees.

OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
---------------------------------------------
     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

FEDERAL INCOME TAXES
--------------------
     The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax provision is required. The Funds utilized the following amounts of capital loss carryfowards in 2004: Tudor $896,279, Large Cap Growth $353,618 and Core Bond $3,832,164. As of December 31, 2004, the following Funds had capital loss carryforwards to offset future capital gains:

           (IN THOUSANDS)
                                YEAR OF EXPIRATION
        FUND                          2007
        ----                          ----
        Tudor                           0
        Large Cap Growth                0
        Core Bond                   $3,091

     In addition, Tudor Fund generated a post-October 31, 2004 net currency loss of $3,686 and Core Bond Fund generated a post-October 31, 2004 net capital loss of $11,354, which, if unused, will expire on December 31, 2013.

     At December 31, 2004 the components of accumulated earnings on a tax basis were as follows:

         (IN THOUSANDS)                         ACCUMULATED
                                                NET REALIZED      NET UNREALIZED
                           UNDISTRIBUTED NET    GAINS/(LOSSES)    APPRECIATION
      FUND                 INVESTMENT INCOME    ON INVESTMENTS    ON INVESTMENTS
      ----                 -----------------    --------------    --------------
      Tudor                      1,051                671             7,314
      Large Cap Growth               0                627             4,012
      Core Bond                      0             (3,091)              474

     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, post-October losses, real estate investment trust income and securities which have taken losses for financial statement purposes.

     At December 31, 2004, the cost of investments for federal income tax purposes is as follows:

         (IN THOUSANDS)
                         COST OF        GROSS          GROSS           NET
      FUND              INVESTMENTS  APPRECIATION   (DEPRECIATION)  APPRECIATION
      ----              -----------  ------------   --------------  ------------
      Tudor                49,219        8,459         (1,145)         7,314
      Large Cap Growth     22,410        4,460           (448)         4,012
      Core Bond           198,925        1,114           (640)           474

WEISS, PECK & GREER MUTUAL FUNDS

RECLASSIFICATION OF CAPITAL ACCOUNTS
------------------------------------
     On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) distributions in excess of net investment income, distributions in excess of net realized gains on investments and currencies and paid-in surplus for the Funds as follows:

        (IN THOUSANDS)    UNDISTRIBUTED
                          NET INVESTMENT           ACCUMULATED
                          INCOME/(DISTRIBUTIONS    NET REALIZED
                          IN EXCESS OF NET         GAINS/(LOSSES)        PAID IN
   FUND                   INVESTMENT INCOME)       ON INVESTMENTS        SURPLUS
   ----                   ------------------       --------------        -------
   Tudor                     318                      (318)                 0
   Large Cap Growth           28                         0                (28)
   Core Bond                  (8)                        8                  0

     The primary permanent differences causing such reclassifications are due to currency gains and losses and the expiration or reclassification of net operating losses and reclassification of real estate investment trust income. The reclassifications have no impact on the net assets of the respective Funds.

DISTRIBUTION TO SHAREHOLDERS
----------------------------
     DIVIDENDS FROM NET INVESTMENT INCOME -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor and the Large Cap Growth Fund. Dividends from net investment income are declared daily and paid monthly for the Core Bond Fund.

     DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

     The character of distributions for each Funds' fiscal years ended December 31, 2004 and December 31, 2003 is as follows:

           (IN THOUSANDS)
                                   ORDINARY (A)            CAPITAL GAIN (B)
        FUND                     2004        2003         2004          2003
        ----                     ----        ----         ----          ----
        Tudor                   5,774           0            0             0
        Large Cap Growth            0           0        3,206             0
        Core Bond               4,533       3,340            0             0

------------
     (a) Includes distributions from Funds' net short-term capital gains.
     (b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

REPURCHASE AGREEMENTS (TUDOR, CORE BOND)
----------------------------------------
     It is each Fund's policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

FUTURES (TUDOR, CORE BOND)
--------------------------
     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the

WEISS, PECK & GREER MUTUAL FUNDS
     contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At December 31, 2004, the Funds did not hold any futures.

OPTIONS WRITING (TUDOR, LARGE CAP GROWTH, CORE BOND)
----------------------------------------------------
     A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees. At December 31, 2004, the Funds did not have any written options outstanding.

FOREIGN SECURITIES (TUDOR, LARGE CAP GROWTH)
--------------------------------------------
     Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

FORWARD CURRENCY CONTRACTS (TUDOR, LARGE CAP GROWTH)
-----------------------------------------------------
     A Fund may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At December 31, 2004, the Funds did not hold any forward currency contracts.

FOREIGN CURRENCY TRANSACTIONS (TUDOR, LARGE CAP GROWTH)
-------------------------------------------------------
     The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

USE OF ESTIMATES
----------------
     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

WEISS, PECK & GREER MUTUAL FUNDS

FUND CLOSINGS
-------------
     On December 20, 2004, the following Funds, which were part of the WPG Funds Trust, were terminated and liquidated: WPG Quantitative Equity Fund, WPG Intermediate Municipal Bond Fund, WPG Tax Free Money Market Fund and WPG Government Money Market Fund. The Board of Trustees of these Funds determined that the Funds' continuation was no longer in the best interest of the shareholders, due to their inability to conduct their operations in an economically viable manner.

UPCOMING PROXY FOR REORGANIZATION
---------------------------------
     On December 16, 2004, the Board of Trustees of each of WPG Large Cap Growth Fund, WPG Tudor Fund and WPG Core Bond Fund (each, an "Existing Fund") approved an Agreement and Plan of Reorganization pursuant to which each shareholder of these Funds will be reorganized into a newly created series (each, a "New Fund") of The RBB Fund, Inc., a Maryland Corporation. The reorganization is expected to be free of any tax consequences.

     Robeco USA, L.L.C., through its division, Weiss, Peck & Greer Investments, will serve as investment adviser to the New Funds on substantially the same terms as it so serves for the Existing Funds. The investment objectives, policies and strategies of the New Funds will be the same as the Existing Funds. It is anticipated that the shareholder meeting seeking approval of this organization will take place on or about April 29, 2005.

2- SECURITIES TRANSACTIONS
     For the year ended December 31, 2004, sales proceeds, cost of securities purchased, (other than short-term investments), total commissions and commissions received by Robeco USA Brokerage Services, an affiliate of Weiss, Peck & Greer Investments ("WPG" or the "Adviser"), on such transactions were as follows:

                        PROCEEDS          COST OF                    COMMISSIONS
                     OF SECURITIES      SECURITIES       TOTAL       RECEIVED BY
                         SOLD            PURCHASED    COMMISSIONS       WPG
                        (000'S)           (000'S)      (000'S)        (000'S)
                        -------           -------      -------        -------
  Tudor                $103,631           $91,418        $667           $16
  Large Cap Growth       87,025            61,495         132            14
  Core Bond           1,189,711*        1,187,913*          0             0

-------
   * For the year ended December 31, 2004, $610,488,474 in purchases and $594,603,770 in sales were from mortgage dollar roll transactions in the WPG Core Bond Fund.


3- SECURITIES LENDING (TUDOR, CORE BOND)
     At December 31, 2004, the Tudor Fund loaned securities valued at $4,579,974 (including accrued interest). For collateral the Tudor Fund received a letter of credit from Danske Bank in an amount equal to $4,700,000. At December 31, 2004, the Core Bond Fund loaned securities valued at $15,061,905 (including accrued interest). For collateral, the Core Bond Fund received U.S. Treasury securities which were valued at $15,632,241. For the year ended December 31, 2004, the Tudor Fund earned $10,918 and the Core Bond Fund earned $23,887 in securities lending fees, net of custodian expenses.

4- MORTGAGE DOLLAR ROLLS (CORE BOND)
     The Core Bond Fund may enter into the mortgage dollar rolls in which Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Core Bond Fund's right to repurchase or sell securities may be limited.

WEISS, PECK & GREER MUTUAL FUNDS

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     WPG serves as the Funds' investment adviser. The annual advisory fees of each Fund are as follows, and are paid monthly:

      Tudor                   .90% of net assets up to $300 million
                              .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

      Large Cap Growth        .75% of net assets

      Core Bond               .45% of net assets

     The Adviser has agreed to cap operating expenses and may not discontinue or modify the cap without the approval of the Funds' trustees. The Tudor Fund's expenses are capped at 1.70%, Large Cap Growth Fund's expenses are capped at 1.40%, and Core Bond Fund's expenses are capped at 0.43%. Pursuant to an agreement, beginning in 2004, WPG may seek reimbursement from the Tudor Fund and Large Cap Growth Fund for expenses waived by WPG during the prior two years.

     Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2004 through April 30, 2004, WPG was entitled to receive the following fees based upon a percentage of average daily net assets:
     Tudor 0.15%, Large Cap Growth 0.16% and Core Bond 0.00%. As of May 1, 2004, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.08% and Large Cap Growth 0.09%. The fee for Core Bond Fund remained the same.

6- DISTRIBUTION PLAN (CORE BOND)
     The Trust has adopted a plan of Distribution (the "Plan") under Section 12
     (b) of the 1940 Act and Rule 12b-1 thereunder. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

     For the year ended December 31, 2004, expenses incurred under the Plan were $0.

     Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

7- CUSTODIAN FEES
     Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended December 31, 2004 the Funds' custodian fees and related offset were as follows:

                                      CUSTODIAN                 OFFSET
                                        FEE                     CREDIT
                                        ---                     ------
       Tudor                          $21,741                   $3,567
       Large Cap Growth                14,592                      628
       Core Bond                       34,414                    4,303

     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.


WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS                                                                               (FOR THE YEARS ENDED DECEMBER 31)

$ PER SHARE                                                                                       RATIOS
                                          NET
                                           IN-
                                REAL-    CREASE                                                                      RATIO
                                 IZED     (DE-                                                                        OF
                                 AND     CREASE)                                                                      NET
                                UNREAL-   IN                                                                        INVEST-
                                 IZED     NET     DIVID-  DISTRI-                                           RATIO    MENT
                                 GAINS   ASSETS    ENDS   BUTIONS   TOTAL                          NET       OF     INCOME
               NET       NET       OR    RESULT-   FROM     FROM    DIVID-     NET                ASSETS  EXPENSES  (LOSS)    PORT-
              ASSET     INVEST- (LOSSES)   ING      NET      NET    ENDS      ASSET                 AT       TO       TO      FOLIO
             VALUE AT    MENT     ON      FROM    INVEST-  REALIZED  AND     VALUE AT             END OF   AVERAGE  AVERAGE   TURN-
             BEGINNING  INCOME  INVEST-   OPER-     MENT   CAPITAL  DISTRI-   END OF    TOTAL      YEAR      NET      NET     OVER
              OF YEAR   (LOSS)   MENTS   ATIONS    INCOME   GAINS   BUTIONS    YEAR     RETURN   ($000's)  ASSETS   ASSETS    RATE
------------------------------------------------------------------------------------------------------------------------------------
TUDOR
2004           $16.34    $0.00   $3.11    $3.11     $0.00   $(1.90)  $(1.90)  $17.55     19.35%   $57,787   1.55%   (0.55%)   159.2%
2003            11.24     0.00    5.10     5.10      0.00     0.00     0.00    16.34     45.37     58,282   1.68    (0.83)    228.3
2002            15.21     0.00   (3.97)   (3.97)     0.00     0.00     0.00    11.24    (26.10)    47,705   1.54    (0.81)    105.6
2001            18.41     0.00   (2.73)   (2.73)     0.00    (0.47)   (0.47)   15.21    (14.78)    71,324   1.38     0.11     128.1
2000            22.91     0.00   (1.50)   (1.50)     0.00    (3.00)   (3.00)   18.41     (5.20)    94,418   1.28    (0.22)     84.0

LARGE CAP GROWTH
2004            25.27     0.00    0.93     0.93      0.00    (3.10)   (3.10)   23.10      3.82     26,222   1.40    (0.06)    138.7
2003            19.16     0.00    6.11     6.11      0.00     0.00     0.00    25.27     31.89     52,355   1.44    (0.52)    126.8
2002            26.46     0.00   (7.30)   (7.30)     0.00     0.00     0.00    19.16    (27.59)    43,412   1.25    (0.42)    107.9
2001            33.60    (0.01)  (6.86)   (6.87)     0.00    (0.27)   (0.27)   26.46    (20.45)    74,931   1.14    (0.11)     56.4
2000            39.88     0.01   (0.94)   (0.93)     0.00    (5.35)   (5.35)   33.60     (1.68)   109,347   1.01    (0.03)     78.2

CORE BOND
2004            10.66     0.31    0.15     0.46     (0.31)    0.00    (0.31)   10.81      4.38    144,349   0.43     2.90     805.8*
2003            10.44     0.30    0.22     0.52     (0.30)    0.00    (0.30)   10.66      5.04    145,818   0.45     2.81     561.8
2002             9.80     0.40    0.64     1.04     (0.40)    0.00    (0.40)   10.44     10.87    105,261   0.50     4.02     539.2
2001             9.40     0.49    0.40     0.89     (0.49)    0.00    (0.49)    9.80      9.64    123,797   0.50     5.04     431.5
2000             9.07     0.60    0.33     0.93     (0.60)    0.00    (0.60)    9.40     10.66    114,547   0.50     6.58     509.0

------------
*    The portfolio turnover rate excluding mortgage dollar roll transactions for the year ended December 31, 2004, was 573.6%


                  See notes to financial statements.                     Page 23

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS


     The Adviser agreed to cap certain Funds' operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for Large Cap Growth and Core Bond. The Adviser may not discontinue or modify this cap without the approval of the Funds' Trustees. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the ratio of expenses to average net assets and ratio of net income to average net assets would have been:

                                                          RATIO OF
                                      RATIO OF            NET INCOME
                                      EXPENSES            (LOSS)
                                      TO AVERAGE          TO AVERAGE
                                      NET ASSETS          NET ASSETS
                                      ----------          ----------
       LARGE CAP GROWTH
       2004                             1.50%               -0.16%

       CORE BOND
       2004                             0.71%                2.62%
       2003                             0.75%                2.51%
       2002                             0.83%                3.69%
       2001                             0.81%                4.73%
       2000                             0.79%                6.29%

     The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 2000, 2001, 2002, 2003 and 2004 for the Tudor and Large Cap Growth Funds, with the exception of 2004 for Large Cap Growth Fund that had an effect of 0.01% on the above ratio.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of:

     WPG TUDOR FUND
     WPG LARGE CAP GROWTH FUND
     WPG CORE BOND FUND

We have audited the accompanying statements of assets and liabilities of the WPG Tudor Fund, WPG Large Cap Growth Fund, and WPG Core Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.



/S/ KPMG LLP
-------------
February 14, 2005
New York, NY

WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - UNAUDITED

TRUSTEES
NAME, ADDRESS, DATE OF BIRTH
POSITION(S) HELD WITH              PRINCIPAL                     NUMBER OF
FUND AND LENGTH OF SERVICE         OCCUPATION(S)                 FUNDS OVERSEEN    OTHER DIRECTORSHIPS
AS A TRUSTEE                       PAST 5 YEARS                  BY DIRECTOR       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------

DANIEL S. VANDIVORT                Senior Managing Director     All Funds
909 Third Avenue                   Robeco USA, Inc.
New York, NY 10022
7/4/54
Chairman of the Board and
Trustee since 2004

------------------------------------------------------------------------------------------------------------------

RAYMOND R. HERRMANN, JR.           Chairman of the Board of      All Funds         Life Member of Board of
60 E. 42nd Street                  Sunbelt Beverage Corp.                          Overseers of Cornell Medical
Suite 1915                         Former Vice Chairman and                        College Director of Sky Ranch
New York, NY 10165                 Director McKesson Corp.                         for Boys
9/11/20
Trustee since 1970

------------------------------------------------------------------------------------------------------------------
ROBERT A. STRANIERE                Member of New York State      All Funds         Director of various Reich
182 Rose Avenue                    Assembly                                        and Tang Funds
Staten Island, NY 10306            Sole proprietor of Straniere
3/28/41                            Law Firm
Trustee since 1992

------------------------------------------------------------------------------------------------------------------
WILLIAM B. ROSS                    Self-employed Financial       All Funds
4044 N. Farwell Avenue             Consultant
Shorewood, WI 53211
8/22/27
Trustee since 1972

------------------------------------------------------------------------------------------------------------------
GRAHAM E. JONES                    Senior Vice President,        All Funds         Trustee of various investment
330 Garfield Street                BGK Realty Inc.                                 companies of Deutsche Asset
Santa Fe, NM 87501                                                                 Management
1/31/33                                                                            Trustee various investment
Trustee since 1985                                                                 companies managed by
                                                                                   Sun Capital Advisers.


The Funds' Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request, by calling the Funds toll-free at 1-800-223-3332.

WEISS, PECK & GREER MUTUAL FUNDS

ADDITIONAL INFORMATION - UNAUDITED

FEDERAL INCOME STATUS OF DIVIDENDS
   For the year ended December 31, 2004, the Tudor Fund's distribution was characterized as follows for the purposes of Federal income taxes: 5.372% for Dividend Received Deduction ("DRD") and 6.65% consisted of Qualified Dividend Income ("QDI"). Large Cap Growth Fund designated $3,205,905 as long-term distributions.

PROXY INFORMATION
   A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the voting record for the 12 months ended 6/30/04 are available, without charge, by calling our shareholder service line, toll free at 1-800-223-3332. This information is also available via the SEC's web site at http://www.sec.gov.

FORM N-Q
   The Funds are required to file a complete schedule of investments with the SEC for the first and third fiscal quarters on Form N-Q, the first of which was recently filed for the quarter ended September 30, 2004. The Fund's Form N-Q are available on the SEC website at http://www.sec.gov or may be viewed and obtained from the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q can also be obtained by calling WPG Investments toll free at 1-800-223-3332.

                      This page intentionally left blank.

                                   c/o ROBECO

                        WEISS, PECK & GREER INVESTMENTS

                      909 THIRD AVENUE, NEW YORK, NY 10022




INDEPENDENT TRUSTEES AND                          INVESTMENT ADVISER
MEMBERS OF AUDIT COMMITTEE                        WPG Investments
Raymond R. Herrmann, Jr.                          909 Third Avenue
Graham E. Jones                                   New York, NY 10022
William B. Ross
Robert A. Straniere                               CUSTODIAN
                                                  Boston Safe Deposit and
                                                    Trust Company
                                                  One Exchange Place
OFFICERS                                          Boston, MA 02109
DANIEL S. VANDIVORT
                                                  DIVIDEND DISBURSING AND
Chairman of the Board and Trustees                  TRANSFER AGENT
  - all funds                                     PFPC Inc.
President - WPG Funds Trust                       P.O. Box 60448
                                                  King of Prussia, PA 19406-0448
WILLIAM KELLY
Executive Vice President and Treasurer            DISTRIBUTOR
  - all funds
                                                  PFPC Distributors, Inc.
JOSEPH J. REARDON                                 760 Moore Road
Chief Compliance Officer - all funds              King of Prussia, PA 19406

E.K. EASTON RAGSDALE
President - WPG Large Cap Growth Fund
                                                  LEGAL COUNSEL
PETER ALBANESE                                    Wilmer, Cutler, Pickering,
Vice President - WPG Large Cap Growth Fund           Hale and Dorr
                                                  60 State Street
RICHARD SHUSTER                                   Boston, MA 02109
President - WPG Tudor Fund
                                                  INDEPENDENT REGISTERED
GREGORY N. WEISS                                  PUBLIC ACCOUNTING FIRM
Vice President - WPG Tudor Fund                   KPMG LLP
                                                  757 Third Avenue
                                                  New York, NY 10017




This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.







ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b)  Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e)  Not applicable.

     (f) A copy of the registrant's code of ethics that applies to the registrant's principal executive officer and principal financial officer is filed as an exhibit to this report pursuant to Item 12(a)(1).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that William B. Ross, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ross is "independent" as defined by the SEC for purposes of the audit committee financial expert determination.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows: 2004 $27,555, and 2003 $25,515.

AUDIT-RELATED FEES

     (b)  None.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows: 2004 $9,943, and 2003 $7,886. The nature of the services comprising these fees was tax compliance and tax advice related to the preparation and review of annual income and excise tax returns. The nature of the services comprising these fees was tax compliance and tax advice related to the preparation and review of annual income and excise tax returns.

ALL OTHER FEES

     (d)  None.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Before any accountant is engaged by the registrant to render either audit or non-audit services, such engagement must be approved by the audit committee, with the exception of any de minimus engagement meeting applicable requirements. In addition, the audit committee must also pre-approve the engagement of any accountant by the registrant's investment adviser (does not include work subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser, if the engagement relates directly to the operations and financial reporting of the registrant, with the exception of any de minimus engagement meeting applicable requirements.

     (e)(2)   None

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows: 2004 $9,943, and 2003 $7,886.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period there have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Nominating Committee of the registrant's Board of Trustees will consider Independent Trustee candidates recommended by shareholders of any fund of the registrant. Any recommendation should be submitted in writing to the Secretary of the funds, c/o Robeco USA, L.L.C., 909 Third Avenue, New York, New York 10022. Any submission should include at a minimum the following information: As to each individual proposed for election or re-election as an Independent Trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the funds that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of trustees in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a trustee (if elected)). In a case where the funds are holding a meeting of shareholders, any such submission, in order to be considered for inclusion in the funds' proxy statement, should be submitted within a reasonable time before the funds begin to print and mail their proxy statement. Any such submission must also be submitted by such date and contain such other information as may be specified in the funds' By-laws.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There was no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) WPG Large Cap Growth Fund

By (Signature and Title)*  /S/ DANIEL S. VANDIVORT
                         -------------------------------------------------------
                                    Daniel S. Vandivort, Chairman
                                    (principal executive officer)

Date              FEBRUARY 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DANIEL S. VANDIVORT
                         -------------------------------------------------------
                                    Daniel S. Vandivort, Chairman
                                    (principal executive officer)

Date              FEBRUARY 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ WILLIAM KELLY
                         -------------------------------------------------------
                                    William Kelly, Executive Vice President
                                    and Treasurer
                                    (principal financial officer)

Date              FEBRUARY 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.